General information about financial statements (Details) - item	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
State of Sao Paulo | Suzano Industrial
Company's Operations [Line Items]
Number of Industrial Units			2
Number of Industrial Units			16
Number of Technology Centers			6,000
%	100.00%	100.00%
Controlling Shareholders
Company's Operations [Line Items]
%	49.28%	49.25%